Other Current Assets and Other Current Financial Assets - Summary of Prepaid Expenses (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Advances to suppliers	$ 1,720	$ 789
Advertising and promotional expenses paid in advance	30	96
Prepaid insurance	25	17
Total	$ 1,775	$ 902